Cash and cash equivalents and borrowings for infrastructure projects (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Borrowings	€ 11,288	€ 11,378
Infrastructure project [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	8,567	8,070
Credit utilized	8,554	8,070
Credit drawable	13	1
Borrowings	8,400	7,915
Infrastructure project [Member] | Toll roads division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	8,091	7,545
Credit utilized	8,082	7,545
Credit drawable	9	0
Borrowings	7,945	7,410
Infrastructure project [Member] | US toll roads [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	7,479	6,889
Credit utilized	7,479	6,889
Credit drawable	0	0
Borrowings	7,338	6,749
Infrastructure project [Member] | Spanish toll roads [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	593	623
Credit utilized	584	623
Credit drawable	9	0
Borrowings	587	628
Infrastructure project [Member] | Other concessions [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	19	33
Credit utilized	19	33
Credit drawable	0	0
Borrowings	19	33
Infrastructure project [Member] | Energy and mobility infrastructures division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	220	255
Credit utilized	216	255
Credit drawable	4	0
Borrowings	211	246
Infrastructure project [Member] | Airports division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	105	115
Credit utilized	105	115
Credit drawable	0	0
Borrowings	94	104
Infrastructure project [Member] | Construction division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	103	106
Credit utilized	102	106
Credit drawable	0	1
Borrowings	103	106
Infrastructure project [Member] | Other division [Member]
Disclosure of credit limits and credit drawable for infrastructure projects [Line Items]
Credit limit	49	49
Credit utilized	49	49
Credit drawable	0	0
Borrowings	€ 47	€ 49